BALANCE SHEET (Parenthetical) - $ / shares	Sep. 30, 2021	Jul. 01, 2021	Jan. 08, 2021
Common Stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	1,000	1,000
Common stock, Shares issued	1,000	1,000
Common stock, Shares outstanding	1,000	1,000
TPG Pace Solutions
Preferred Stock, Par Value	$ 0.0001		$ 0.0001
Preferred Stock Shares Authorized	5,000,000		5,000,000
Preferred Stock Shares Issued	0		0
Preferred Stock Shares Outstanding	0		0
Common Stock, par value	$ 0.0001
Common stock, shares authorized	30,000,000
Common stock, Shares issued	3,166,667
Common stock, Shares outstanding	3,166,667
TPG Pace Solutions | Class A common units
Common Stock, par value	$ 0.0001		$ 0.0001
Common stock, shares authorized	500,000,000		500,000,000
Common stock, Shares issued	770,000		0
Common stock, Shares outstanding	770,000		0
TPG Pace Solutions | Class F Ordinary Shares
Common Stock, par value			$ 0.0001
Common stock, shares authorized	30,000,000		50,000,000
Common stock, Shares issued	3,167,777		20,000,000
Common stock, Shares outstanding	3,167,777		20,000,000